BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS	12 Months Ended
Dec. 31, 2021
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS

NOTE 17. BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS

As of December 31, 2021 and 2020, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	December 31, 2021	December 31, 2020
In millions of COP
Obligations granted by domestic banks	4,816,609	6,001,619
Obligations granted by foreign banks	3,734,949	5,200,507
Total	8,551,558	11,202,126

Obligations granted by domestic banks

As of December 31, 2021

	Rate	Rate
Financial entity	Maximum (1)	Minimum (1)	December 31, 2021
In millions of COP
Financiera de desarrollo territorial (Findeter)	10.79%	0.11%	2,259,714
Banco de comercio exterior de Colombia (Bancoldex)	8.66%	0.77%	876,498
Fondo para el financiamiento del sector agropecuario (Finagro)	6.00%	0.03%	836,185
Other private financial entities	8.62%	4.24%	844,212
Total			4,816,609
(1)	The increase in the intervention rate issued by Banco de la República during the year 2021, which went from 1.75% to 3.00%, has an impact on the rates of operations in financial obligations.

As of December 31, 2020

	Rate	Rate
Financial entity	Maximum (1)	Minimum (1)	December 31, 2020
In millions of COP
Financiera de desarrollo territorial (Findeter)	7.32%	0.02%	2,561,051
Banco de comercio exterior de Colombia (Bancoldex)	7.85%	0.44%	1,460,412
Fondo para el financiamiento del sector agropecuario (Finagro)	6.44%	0.10%	1,050,552
Other private financial entities	6.83%	3.35%	929,604
Total			6,001,619
(1)	The decrease in the intervention rate issued by Banco de la República during the year 2020, which went from 4.25% to 1.75%, has an impact on the rates of operations in financial obligations.

The maturities of financial obligations with domestic banks as of December 31, 2021 and 2020, are as follows:

Domestic	December 31, 2021	December 31, 2020
In millions of COP
Amount expected to be settled:
More than twelve months after the reporting period	4,595,510	5,387,563
No more than twelve months after the reporting period	221,099	614,056
Total	4,816,609	6,001,619

Obligations granted by foreign banks

As of December 31, 2021

Financial entity	Rate Maximum	Rate Minimum	December 31, 2021
In millions of COP
Financing with Correspondent Banks and Multilateral Entities	4.46%	0.53%	3,169,060
Banco Interamericano de Desarrollo (BID)	4.05%	1.81%	525,475
Banco Latinoamericano de Comercio Exterior (Bladex)	2.97%	2.97%	40,147
Corporación Andina de Fomento (CAF)	2.44%	2.44%	267
Total			3,734,949

As of December 31, 2020

Financial entity	Rate Maximum	Rate Minimum	December 31, 2020
In millions of COP
Financing with Correspondent Banks and Multilateral Entities	4.81%	0.49%	4,825,811
Banco Interamericano de Desarrollo (BID)	3.25%	2.58%	231,563
Banco Latinoamericano de Comercio Exterior (Bladex)	4.75%	4.60%	138,116
Corporación Andina de Fomento (CAF)	2.58%	2.52%	5,017
Total			5,200,507

The maturities of the financial obligations with foreign entities as of December 31, 2021 and 2020 are the following:

Foreign	December 31, 2021	December 31, 2020
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,919,781	3,084,730
More than twelve months after the reporting period	1,815,168	2,115,777
Total	3,734,949	5,200,507

As of December 31, 2021 and 2020, there were some financial covenants, mainly regarding capital adequacy ratios, past due loans and allowances, linked to some of the aforementioned outstanding credit facilities. None of these covenants had been breached nor were the related obligations past due.